UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.9%	Rate (%)	Date	Amount ($)	Value ($)
California--93.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,001,760
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	6,016,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000	3,118,770
Alameda Corridor Transportation
Authority, Senior Lien Revenue	5.00	10/1/21	2,300,000	2,723,223
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	7,500,000	7,905,750
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	20,434,289
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	10,888,700
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,560,122
California,
GO	5.00	8/1/22	5,000,000	5,589,950
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,844,950
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000	15,717,943
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000	5,805,817
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	17,041,500
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	5,193,855
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	28,139,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	21,797,490

California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	10,260,588
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,581,490
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	36,690,900
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	11,388,100
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000	5,320,850
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	19,557,475
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	4,000,000	4,668,360
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000	8,584,200
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000	13,105,912
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects) (Escrowed to
Maturity)	5.63	6/30/23	135,000	168,803
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,611,300
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	6,031,862
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,650,000	1,906,113
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000	1,826,256
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	5.00	8/15/25	5,855,000	6,703,975
California Health Facilities
Financing Authority, Revenue
(Rady Children's Hospital -

San Diego)	5.25	8/15/41	8,500,000		8,955,260
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	7,500,000		7,897,050
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	7,525,000		7,933,833
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		1,035,210
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000		6,974,640
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000		3,821,125
California Housing Finance Agency,
Home Mortgage Revenue
(Collateralized; FNMA)	5.50	8/1/38	7,455,000		7,462,679
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		6,879,330
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000		5,682,435
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	a	7,666,725
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000		1,810,586
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/25	1,795,000		2,061,324
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		10,767,900
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,806,381

California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000	5,590,400
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	10,100,000	10,107,575
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	11,195,600
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,643,100
California Statewide Communities
Development Authority, Revenue
(American Baptist Homes of the
West)	2.10	10/1/19	2,000,000	2,003,680
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	3,990,375
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	12,211,038
California Statewide Communities
Development Authority, Revenue
(Henry Mayo Newhall Memorial
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000	2,177,658
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	3,000,000	3,106,860
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	7,975,000	7,666,607
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000	4,150,800
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National

Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000		3,702,292
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	b	2,185,380
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,565,000		16,682,100
Delano,
COP (Delano Regional Medical
Center)	3.00	1/1/15	1,210,000		1,224,798
Delano,
COP (Delano Regional Medical
Center)	4.00	1/1/16	1,245,000		1,300,851
Delano,
COP (Delano Regional Medical
Center)	4.00	1/1/17	1,305,000		1,378,210
El Dorado Irrigation District,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	3/1/27	1,250,000		1,408,125
El Dorado Irrigation District,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	3/1/28	1,000,000		1,113,660
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		11,704,297
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000		1,783,219
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	10,545,000		9,208,210
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	8,000,000		6,032,800
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	12,500,000		10,301,000
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	b	3,537,931
Grossmont Union High School
District, GO (Insured; Assured

Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	b	3,537,239
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	b	3,521,876
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	b	2,015,387
JPMorgan Chase Putters/Drivers
Trust (Series 4354) (Riverside
County Transportation
Commission, Sales Tax Revenue)	5.25	6/1/21	7,500,000	a,c	8,363,400
JPMorgan Chase Putters/Drivers
Trust (Series 4361) (Los
Angeles Department of Water
and Power, Water System
Revenue)	5.00	7/1/20	12,000,000	a,c	12,891,840
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	5,000,000		5,837,400
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,397,015
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		18,484,192
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		26,652,250
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/38	3,500,000		3,724,280
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		30,235,004
Metropolitan Water District of
Southern California, Water
Revenue	5.00	10/1/34	7,390,000		8,233,938
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000		5,472,100
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	0.00	9/1/15	2,825,000	b	2,813,446
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	b	3,924,211

Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,876,075
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.25	9/1/26	2,760,000		3,078,780
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	d	722,535
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	d	495,862
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	19,000,000		21,581,720
Oakland Unified School District,
GO	6.63	8/1/38	5,000,000		5,740,600
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		3,262,080
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	b	4,423,356
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,718,360
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,647,572
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		8,020,460
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000		9,500,195
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000		2,778,225
San Bernardino County,
COP (Capital Facilities
Project) (Escrowed to Maturity)	6.88	8/1/24	5,000,000		6,676,100
San Diego County,

COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		2,314,264
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000		9,930,388
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	3,000,000		3,124,620
San Diego County Water Authority,
Water Revenue	5.00	5/1/31	4,935,000		5,475,185
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000		6,778,682
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000		7,012,440
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000		7,833,255
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.25	5/1/26	4,000,000		4,580,000
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,215,340
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,197,420
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		10,795,800
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,378,374
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/18	445,000	b	359,084
San Francisco City and County
Redevelopment Agency Community

Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/18	1,585,000		1,815,903
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/21	500,000	b	331,875
Santa Margarita Water District
Community Facilities District
Number 2013-1, Special Tax
Revenue (Village of Sendero)	5.63	9/1/43	7,000,000		7,263,480
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/29	1,500,000		1,620,270
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/30	1,000,000		1,072,830
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,717,330
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,582,784
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,522,866
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		13,377,432
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000		15,656,862
Stockton Public Financing
Authority, Water Revenue
(Delta Water Supply Project)	6.25	10/1/38	1,000,000		1,096,760
Stockton Public Financing
Authority, Water Revenue
(Delta Water Supply Project)	6.25	10/1/40	1,500,000		1,653,570
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000		1,783,976
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000		1,215,250

Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000		2,597,750
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,410,000		1,379,826
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		6,541,566
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		3,102,630
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000		9,162,560
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,154,899
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		8,840,894
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		11,247,500
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,206,000
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000		10,632,400
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000		10,507,800
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	b	771,460
U.S. Related--6.4%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,663,726
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		3,024,933
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	10,000,000		7,503,400
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,730,000		2,625,025
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		1,639,860
Puerto Rico Electric Power

Authority, Power Revenue	5.25	7/1/22	4,000,000		2,982,120
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		4,197,196
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		3,575,350
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000		8,899,800
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	2,870,000		2,957,391
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, HR (Hospital
Auxilio Mutuo Obligated Group
Project)	6.00	7/1/33	2,450,000		2,361,604
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	2,675,000		2,193,206
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	7,525,000		6,280,064
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		1,928,225
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000		6,620,500
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	5,000,000		5,304,050
Total Long-Term Municipal Investments
(cost $960,624,485)					1,027,579,620
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.4%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.02	3/3/14	1,000,000	e	1,000,000
California Infrastructure and
Economic Development Bank,

Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.02	3/3/14	1,700,000	e	1,700,000
California Statewide Communities
Development Authority, Revenue
(John Muir Health) (LOC; Wells
Fargo Bank)	0.02	3/3/14	1,000,000	e	1,000,000
Total Short-Term Municipal Investments
(cost $3,700,000)					3,700,000
Total Investments (cost $964,324,485)			100.3%		1,031,279,620
Liabilities, Less Cash and Receivables			(.3%)		(2,794,284)
Net Assets			100.0%		1,028,485,336

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities were valued at $28,921,965 or 2.8% of net assets.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Collateral for floating rate borrowings.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Variable rate demand note - rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2014, net unrealized appreciation on investments was $66,955,135 of which $83,018,329 related to appreciated investment securities and $16,063,194 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,031,279,620	-	1,031,279,620

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)